Commitments and Contingencies (Details Narrative) - Landsea Homes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Entity Listings [Line Items]
Performance bonds obligation	$ 78,000	$ 61,000
Operating lease expense	$ 2,000	$ 1,800	$ 1,300
Weighted average remaining lease term	4 years 4 months 24 days	5 years 2 months 12 days
Weighted average discount rate	5.90%	7.10%
Right of use assets	$ 6,000	$ 6,300		$ 4,600
Operating lease liabilities	$ 6,396	$ 6,700		$ 4,600